Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 279,517	₩ 266,460	₩ 235,340
Interest costs	(15,285)	(19,637)	(28,726)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	2,596,338	2,476,709
Current service costs	279,517	266,460
Interest costs	87,759	93,131
Remeasurements :	30,591	147,838
- Loss (gain) from change in financial assumptions	(8,892)	92,706
- Loss (gain) from change in demographic assumptions	(172)	2,700
- Loss from change in others	39,655	52,432
Benefits paid	(382,620)	(336,899)
Others	15,272	(50,901)
End of period	₩ 2,626,857	₩ 2,596,338	₩ 2,476,709